Fair Value Measurements - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair value assets, Level 1 to Level 2 transfers amount	$ 0
Fair value assets, Level 2 to Level 1 transfers amount	0
Accounts Receivable
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Concentration Risk, Credit Risk, Financial Instruments	$ 0	$ 0